Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Change in benefit obligations:
Benefit obligations at beginning of fiscal year		¥ 1,545,893		¥ 1,495,208
Service cost		43,649		44,367		¥ 38,032
Interest cost		7,471		5,724		10,479
Plan participants' contributions		1,233		1,215
Amendments		348
Actuarial loss (gain)		30,633		67,335
Foreign exchange translation		(32)		(2,159)
Benefits paid		(53,167)		(51,899)
Lump-sum payments		(16,672)		(13,898)
Benefit obligations at end of fiscal year		1,559,356		1,545,893		1,495,208
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		2,200,812	[1]	2,082,996
Actual return (negative return) on plan assets		280,251		118,714
Foreign exchange translation		(113)		(3,273)
Partial withdrawal of assets from employee retirement benefits trusts	[2]	(66,565)
Employer contributions		43,279		53,059
Plan participants' contributions		1,233		1,215
Benefits paid		(53,167)		(51,899)
Fair value of plan assets at end of fiscal year		2,405,730	[1]	2,200,812	[1]	¥ 2,082,996
Funded status		846,374		654,919
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost		874,191		682,592
Accrued pension liability		(27,817)		(27,673)
Net amount recognized		846,374		654,919
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)		(1,352)		(1,220)
Net actuarial gain (loss)		291,230		74,044
Net amount recognized		¥ 289,878		¥ 72,824

[1]	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
[2]	During the fiscal year ended March 31, 2018, a subsidiary of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees' severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2018. No gains or losses have been recognized as a result of this transaction.